Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	CAD 25,751	CAD 12,146
Net loss attributable to redeemable non-controlling interest	(4,952)	(3,571)
Contributions from redeemable non-controlling interests	10,171	15,222
Dividends declared and distributions to redeemable non-controlling interest	(590)	(309)
Foreign exchange	(946)	2,263
Closing balance	CAD 29,434	CAD 25,751